CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	¥ (53,600)	$ (8,238)	¥ 50,843	¥ (31,741)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Depreciation and amortization expenses	49,711	7,640	69,822	91,507
Share-based compensation	95,307	14,648	0	0
Loss on disposal of equipment	33	5	16	485
Amortization of debt issuance cost	5,129	788	0	0
Deferred income tax (benefit)/expense	1,151	177	(4,763)	(11,997)
Changes in operating assets and liabilities:
Restricted cash	(4,832)	(743)	(897)	(3,899)
Prepayments and other current assets	2,617	402	(16,756)	(2,716)
Accounts receivable, net	(1,695)	(261)	0	0
Amounts due from a related party	(6,733)	(1,035)	0	0
Inventories	(2,372)	(365)	430	1,520
Accounts payable	1,973	303	1,130	(659)
Accrued expenses and other current liabilities	47,427	7,290	20,520	11,922
Income taxes payable	(2,543)	(391)	17,959	(2,343)
Deferred revenue and customer advances	201,004	30,894	111,406	105,516
Due to a related party	20,000	3,075	0	0
Other non-current assets	(7,659)	(1,177)	(3,093)	2,537
Other non-current liabilities	350	54	(6,534)	3,588
Net cash generated from operating activities	345,268	53,066	240,083	163,720
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of equipment	12	2	190	188
Purchase of property and equipment	(50,336)	(7,736)	(35,450)	(34,979)
Purchase of intangible assets	(2,743)	(422)	(8,317)	(8,409)
Purchase of short-term investments	(390,000)	(59,942)	(615,100)	(308,000)
Proceeds from maturity of short-term investments	390,000	59,942	616,133	312,967
Loans to a related party	(150,000)	(23,055)	(280,000)	(200,000)
Repayment of loans from a related party	150,000	23,055	280,000	200,000
Net cash used in investing activities	(53,067)	(8,156)	(42,544)	(38,233)
CASH FLOWS FROM FINANCING ACTIVITIES
Change in restricted cash	(8,401)	(1,291)	(11,080)	0
Proceeds from loans, net of issuance costs	573,019	88,071	356,887	0
Principal repayments on loans	(301,639)	(46,361)	0	0
Capital contribution from a non-controlling interest shareholder	0	0	0	98
Proceeds from IPO, net of capitalized expenses	437,829	67,293	0	0
Distribution to a shareholder	(571,807)	(87,885)	(426,016)	0
Net cash generated from/ (used in) financing activities	129,001	19,827	(80,209)	98
Effects of exchange rate changes	(5,219)	(802)	5,233	2,378
Net increase in cash and cash equivalents	415,983	63,935	122,563	127,963
Cash and cash equivalents at beginning of year	639,999	98,366	517,436	389,473
Cash and cash equivalents at end of year	1,055,982	162,301	639,999	517,436
Supplemental disclosures of cash flow information:
Income taxes paid	(53,418)	(8,210)	(25,845)	(9,633)
Interest expense paid	(20,472)	(3,147)	(4,170)	0
Non-cash investing activities:
Purchase of property and equipment included in accrued expenses and other current liabilities	(9,241)	(1,420)	(7,292)	(4,660)
Consideration for business acquisitions included in accrued expenses and other current liabilities	¥ 25,980	$ 3,993	¥ 0	¥ 0